CONCENTRATIONS AND RISKS - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Concentration Risk [Line Items]
Cash and Cash equivalents and term deposits	$ 23,442	146,048	214,970